Performance Management	Mar. 11, 2026
Kurv Ether Enhanced Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Ether Fund has not yet launched, the performance section is omitted. When such information is included, this section will provide some indication of the risks of investing in the Ether Fund by showing changes in the Ether Fund’s performance history from year to year and showing how the Ether Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Ether Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Ether Fund. Updated performance information will be available on the Ether Fund’s website at www.kurvinvest.com.

Performance Past Does Not Indicate Future [Text]	Although past performance of the Ether Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Ether Fund.
Performance Information Illustrates Variability of Returns [Text]	When such information is included, this section will provide some indication of the risks of investing in the Ether Fund by showing changes in the Ether Fund’s performance history from year to year and showing how the Ether Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	Because the Ether Fund has not yet launched, the performance section is omitted.
Performance Availability Website Address [Text]	www.kurvinvest.com
Kurv XRP Enhanced Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the XRP Fund has not yet launched, the performance section is omitted. When such information is included, this section will provide some indication of the risks of investing in the XRP Fund by showing changes in the XRP Fund’s performance history from year to year and showing how the XRP Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the XRP Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the XRP Fund. Updated performance information will be available on the XRP Fund’s website at www.kurvinvest.com.

Performance Past Does Not Indicate Future [Text]	Although past performance of the XRP Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the XRP Fund.
Performance Information Illustrates Variability of Returns [Text]	When such information is included, this section will provide some indication of the risks of investing in the XRP Fund by showing changes in the XRP Fund’s performance history from year to year and showing how the XRP Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	Because the XRP Fund has not yet launched, the performance section is omitted.
Performance Availability Website Address [Text]	www.kurvinvest.com